Form N-1A Supplement	Oct. 30, 2026
BNY Mellon Technology Growth Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

October 30, 2026

BNY MELLON ADVANTAGE FUNDS, INC.
BNY Mellon Technology Growth Fund

Supplement to Current Summary Prospectus, Prospectus and Statement of Additional Information

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY